Other income (expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Financial Instruments [Abstract]
Interest income	$ 7.0	$ 0.1	$ 0.0
Interest expense and accretion on convertible debt	(15.0)	(1.2)	0.0
Interest expense and accretion on promissory notes	0.0	(0.1)	0.0
Interest expense and accretion on loans	0.0	(1.3)	0.0
Interest expense on leases	2.2	0.4	0.2
Other finance costs	(0.2)	0.0	(0.3)
Foreign exchange gains (losses)	0.4	(0.8)	0.4
Interest expense and other costs	(17.0)	(3.8)	(0.1)
Fair value (gain) loss on embedded derivative	31.3	(1.3)	0.0
Fair value gain (loss) on warrants	36.2	(33.8)	0.0
Fair value gain (loss) on restricted share units	0.0	(3.2)	(0.1)
Gains (losses) on financial instruments	67.5	(38.3)	(0.1)
Excess of fair value over consideration transferred	0.0	152.7	0.0
Other income (expense)	$ (57.5)	$ 194.7	$ 0.2